Leases - Summary of Future Aggregate Undiscounted Non-cancellable Lease Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Lease liabilities	$ 324	$ 263
Lease liabilities included in the consolidated statement of financial position
Current	56	56
Non-current	209	179
Within 1 year [Member]
Statement [Line Items]
Lease liabilities	67	68
Between 1 and 2 years [Member]
Statement [Line Items]
Lease liabilities	59	52
Between 2 and 3 years [Member]
Statement [Line Items]
Lease liabilities	47	40
Between 3 and 4 years [Member]
Statement [Line Items]
Lease liabilities	36	29
Between 4 and 5 years [Member]
Statement [Line Items]
Lease liabilities	24	21
Later than 5 years [Member]
Statement [Line Items]
Lease liabilities	$ 91	$ 53